497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 10, 2004 TO THE MAY 1, 2004
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
--------------------------------------------------------------------------------

This supplement modifies certain information in each of the above-referenced Prospectus and Statement of Additional Information dated May 1, 2004, as previously supplemented to date (together, the "Prospectus"), in the state of Washington only. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The Guaranteed interest option is not available in the state of Washington and all references are deleted. Accordingly, the Investment simplifier feature, which includes both the Fixed-dollar option and the Interest sweep option is not available, and all references in your Prospectus to these options are also deleted.

B. For contracts issued in the state of Washington -- fixed maturity options are not available. Accordingly, all references in your Prospectus to this feature are deleted.

C. The Guaranteed Principal Benefit Options 1 and 2 are not available in the state of Washington. Accordingly, all references in your Prospectus to these benefits are deleted.

D. The Income Manager payout option is not available in the state of Washington. Accordingly, all references in your Prospectus to this option are deleted.

E. The Protection Plus feature is not available in the state of Washington. Accordingly, all references to this feature in your Prospectus are deleted.

F. In the state of Washington, the "Greater of 6% Roll up to age 85 or the Annual Ratchet to age 85" enhanced death benefit is changed to the "Greater of 4% Roll up to age 85 or the Annual Ratchet to age 85" enhanced death benefit. Accordingly, all references in your Prospectus to the "6% Roll up to age 85 benefit base" or to the "Greater of 6% Roll up to age 85 or the Annual Ratchet to age 85" death benefit are changed to reflect 4%. See "Contract features and benefits" under "Guaranteed minimum death benefit" in your Prospectus for more information about these benefits.

G.   For Accumulator(R) and Accumulator(R) Elite(SM) only:
     In "Contract features and benefits" under "Special dollar cost averaging program," please note the following changes:

         o You may only elect the Special dollar cost averaging program at issue.

         o Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

H. In "Charges and expenses" under "Charges that AXA Equitable deducts," under "Annual administrative charge," the second paragraph is deleted in its entirety and replaced with the following:

     We will deduct this charge from your value in the variable investment options on a pro rata basis.

I. For Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM) only:
     In "Charges and expenses" under "Charges that AXA Equitable deducts" under "Withdrawal charges" under "Disability, terminal illness, or confinement to nursing home" the item (i) is deleted in its entirety and replaced with the following:

     (i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

IM-04-28 Supp (12/04)                                         Catalog No. 132595
                                                                          x00908

J. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select(SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 State        Features and Benefits                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   Guaranteed interest option                       Not available

             Investment simplifier -- Fixed-dollar            Not available
             option and Interest sweep option

             Fixed maturity options                           Not available

             Guaranteed Principal Benefit Options 1           Not available
             and 2

             Income Manager payout option                     Not available

             Protection Plus                                  Not available

             Special dollar cost averaging program            o  Available only at issue.
             (For Accumulator(R) and Accumulator(R)           o  Subsequent contributions cannot be used to elect new programs.
             Elite(SM) only)                                     You may make subsequent contributions to the initial programs while they are still running.

             See "Guaranteed minimum death                    You have a choice of the standard death benefit, the Annual ratchet to
             benefit" in "Contract features and               age 85 enhanced death benefit, or the Greater of 4% Roll up to age 85
             benefits"                                        or the Annual ratchet to age 85 enhanced death benefit.

             See "Annual administrative charge" in            The annual administrative charge will be deducted from the value in
             "Charges and expenses"                           the variable investment options on a pro rata basis.

             See "Withdrawal charge" in "Charges              The 10% free withdrawal amount applies to full surrenders.
             and expenses" (Not applicable for
             Accumulator(R) Select(SM))

             See "Withdrawal charge" in "Charges              The annuitant has qualified to receive Social Security disability
             and expenses" under "Disability, terminal        benefits as certified by the Social Security Administration or a
             illness, or confinement to nursing home"         statement from an independent U.S. licensed physician stating that
             (Not applicable for Accumulator(R)               the annuitant meets the definition of total disability for at least 6
             Select(SM))                                      continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234

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


AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 10, 2004 TO THE MAY 1, 2004
AXA EQUITABLE ACCUMULATOR(R) PLUS(SM) PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI dated May 1, 2004, as previously supplemented to date (together, the "Prospectus"), in the state of Oregon only. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

1. In "Contract features and benefits" under "How can you purchase and contribute to your contract," please note the following changes:

     A. The third sentence of the first paragraph is deleted in its entirety and replaced with the following:

          You may generally make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below.

     B.   The following is added to the end of the of the first paragraph:

          Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

2. In "Accessing your money" under "Selecting an annuity payout option," the second and third sentences in the second paragraph are deleted in their entirety and replaced with the following:

     The date annuity payments begin may not be earlier than five years. Please see Appendix VII later in this Prospectus for more information on state variations with regard to when annuity payments may begin.

3. In "Charges and expenses" under "Disability, terminal illness, or confinement to nursing home," the following sentence is added immediately following the second sentence in the fifth paragraph:

     Please see Appendix VII later in this Prospectus to see if such waivers apply in your state.

4. In "More information" under "Automatic investment program -- for NQ contracts only," the following sentence has been added at the end of the first paragraph:

     Please see Appendix VII later in this Prospectus to see if the automatic investment program is permitted in your state.



IM-04-29 Supp (12/04)                                    Catalog #134596 (12/04)
Accumulator 04 Plus - OR
182035v1                                                                  x00888

5. The following information has been added to the state table in "Appendix VII -- State contract availability and/or variations of features and benefits" of the Prospectus:

 State    Features and Benefits                         Availability or Variation
-------- --------------------------------------------- -------------------------------------------
Oregon
         Fixed maturity options                        Not Available

         Guaranteed principal benefit option 1         Not Available
         and Guaranteed principal benefit
         option 2

         Principal Protector(SM)                       Not Available

         See "How you can purchase and contribute      o Subsequent contributions are not
         to your contract" in "Contract features         permitted. This is a single premium
         and benefits"                                   product.

                                                       o 1035 exchanges, rollovers, multiple
                                                         assignments and/or transfers are permitted
                                                         provided that all documentation is
                                                         complete and received with the
                                                         application.

         See "Indication of intent" in "Contract       o Since Oregon does not permit additional
         features and benefits"                          contributions, the indication of intent
                                                         approach to first year contributions is
                                                         applicable in Oregon only to the extent
                                                         that all necessary documentation for
                                                         multiple transfers and/or exchanges is
                                                         complete and received with the
                                                         application.

         See "Lifetime required minimum distribution   o We will not impose a withdrawal charge
         withdrawals" in "Accessing your money"          on minimum distribution withdrawals even
                                                         if you are not enrolled in our automatic
                                                         RMD service except if, when added to a
                                                         lump sum withdrawal previously taken in
                                                         the same contract year, the minimum
                                                         distribution withdrawals exceed the 10%
                                                         free withdrawal amount. Such minimum
                                                         distribution withdrawals must be based
                                                         solely on your Accumulator(R) Plus(SM)
                                                         contract's account value.

         See "Selecting an annuity payout option"      o The annuity commencement date may not
         in "Accessing your money"                       be earlier than eight years from the
                                                         contract issue date.

         See "Withdrawal charge" in "Charges and       o The withdrawal charge will not be waived
         expenses"                                       if the annuitant has qualified to receive
                                                         social security disability benefits.


                                Copyright 2004.
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas New York, New York 10104
                              All rights reserved.
    Accumulator(R) is a service mark of AXA Equitable Life Insurance Company

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